UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:6/30/08

Item 1.  Schedule of Investments.

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited)
June 30, 2008
	Shares	Market Value

COMMON STOCK - 99.05%
Application Software - 2.31%
Verint Systems, Inc.*	17,500	$ 410,900

Building Materials - 0.57%
LSI Industries, Inc.	12,500	101,500

Commercial Services - 10.30%
Geo Group, Inc.*	27,900	627,750
Heartland Payment Systems, Inc.	24,300	573,480
Parexel International Corp.*	23,900	628,809
		1,830,039
Communications Software - 1.48%
Avid Technology, Inc.*	8,500	144,415
Captaris, Inc.*	29,300	118,665
		263,080
Computers - 0.97%
Rainmaker Systems, Inc.*	58,700	171,991

Electronics - 4.79%
Daktronics, Inc.	27,000	544,590
Orbotech, Ltd.*	23,100	307,692
		852,282
Energy - 0.97%
Environmental Power Corp.*	41,150	171,595

Engineering & Construction - 2.16%
Perini Corp.*	11,633	384,471

Entertainment Software - 6.99%
Activision, Inc.*	23,400	797,238
THQ, Inc.*	22,000	445,720
		1,242,958

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)
June 30, 2008
	Shares	Market Value

Healthcare Devices - 10.99%
Gen-Probe, Inc.*	8,800	$ 417,824
Nuvasive, Inc.*	13,000	580,580
Orthofix International NV*	14,400	416,880
PSS World Medical, Inc.*	33,000	537,900
		1,953,184
Healthcare Services - 2.33%
Healthways, Inc.*	14,000	414,400

Insurance - 1.96%
Brown & Brown, Inc.	20,000	347,800

Internet - 5.17%
Constant Contact, Inc.*	9,200	173,420
Trizetto Group, Inc.*	34,900	746,162
		919,582
Medical Information System - 2.93%
Phase Forward, Inc.*	29,000	521,130

Miscellaneous Manufacturing - 4.60%
Hexcel Corp.*	42,400	818,320

Oil & Gas - 16.89%
Newfield Exploration Co.*	11,250	734,063
Tesco Corp.*	30,500	974,475
XTO Energy, Inc.	18,873	1,292,989
		3,001,527
Pharmaceuticals - 6.47%
BioScrip, Inc.*	112,500	291,375
Healthextras, Inc.*	28,500	858,990
		1,150,365
Retail - Apparel - 2.32%
J Crew Group, Inc.*	12,500	412,625

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)
June 30, 2008
	Shares	Market Value

Retail - Sporting Goods - 2.03%
Zumiez, Inc.*	21,800	$ 361,444

Semiconductors - 8.86%
ATMI, Inc.*	23,800	664,496
AXT, Inc.*	37,000	155,030
Mattson Technology, Inc.*	56,500	268,940
O2Micro International Ltd.- ADR*	73,200	486,780
		1,575,246
Telecommunication - 1.58%
Globecomm Systems, Inc.*	34,000	280,840

Transactional Software - 2.38%
Bottomline Technologies, Inc.*	43,500	423,255

TOTAL COMMON STOCK
(Cost - $14,376,933)		17,608,534

SHORT TERM INVESTMENTS - 1.03%
Bank of New York Hamilton Fund- Premier Class, 2.16%+	182,889	182,889
TOTAL SHORT TERM INVESTMENTS
(Cost - $182,889)		182,889

Total Investments - 100.08%
(Cost - $14,559,822)		17,791,423
Liabilities in excess of other assets - (0.08)%		(15,032)
NET ASSETS - 100.00%		$ 17,776,391
___________
*Non-income producing security
+Reflects yield at June 30, 2008
ADR- American Depositary Receipt

At June 30, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 5,930,154
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(2,698,553)
Net unrealized appreciation		$ 3,231,601

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	17,608,534	0
Level 2 - Other Significant Observable Inputs	182,889	0
Level 3 - Significant Unobservable Inputs	0	0
Total	17,791,423	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/28/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/28/08